Equity Incentive Plan - Non vested shares (Table) (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 14, 2012 Ocean Rig UDW	Dec. 31, 2012 Number Of Non Vested Shares [Member]	Dec. 31, 2011 Number Of Non Vested Shares [Member]	Dec. 31, 2010 Number Of Non Vested Shares [Member]	Dec. 31, 2012 Number Of Non Vested Shares [Member] Ocean Rig AS	Dec. 31, 2012 Weighted average grant date fair value per non vested shares [Member]	Dec. 31, 2011 Weighted average grant date fair value per non vested shares [Member]	Dec. 31, 2010 Weighted average grant date fair value per non vested shares [Member]	Dec. 31, 2012 Weighted average grant date fair value per non vested shares [Member] Ocean Rig AS
Number of non vested shares
Balance at beginning of year		8,510,150	2,531,198	202,971	0
Granted	112,950		9,015,000	4,503,000	153,150
Forfeited				(3,600)	(77,150)
Vested		(2,505,150)	(3,036,048)	(2,171,173)	(2,500)
Balance at end of year		6,005,000	8,510,150	2,531,198	73,500
Weighted average grant date fair value per non vested shares
Balance at beginning of year						$ 5.60	$ 6.04	$ 48.69	$ 0
Granted							$ 5.50	$ 6.05	$ 16.34
Forfeited								$ 33.59	$ 16.28
Vested						$ 5.83	$ 5.68	$ 10.00	$ 16.50
Balance at end of year						$ 5.50	$ 5.60	$ 6.04	$ 16.40